Note 21 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

NOTE 21 Fair Value of Financial Instruments

ASC 825, Disclosures about Fair Values of Financial Instruments, requires disclosure of the estimated fair values of the Company's financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of December 31, 2021 and 2020 based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not been considered in any of the estimates.

The estimated fair value of the Company's financial instruments is shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

	December 31, 2021						December 31, 2020
			Fair Value Hierarchy
(Dollars in thousands)	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3	Contract Amount	Carrying Amount	Estimated Fair Value	Contract Amount
Financial assets:
Cash and cash equivalents	$94,143	94,143	94,143				86,269	86,269
Securities available for sale	285,765	285,765		285,765			148,090	148,090
Equity securities	248	248		248			149	149
Loans held for sale	5,575	5,575		5,575			6,186	6,186
Loans receivable, net	652,502	661,298		661,298			642,630	648,275
FHLB stock	1,092	1,092		1,092			932	932
Accrued interest receivable	2,132	2,132		2,132			3,102	3,102
Financial liabilities:
Deposits	950,666	950,558		950,558			795,204	795,927
Accrued interest payable	63	63		63			140	140
Off-balance sheet financial instruments:
Commitments to extend credit	26	26				195,141	261	261	180,330
Commitments to sell loans	12	12				12,340	(44)	(44)	24,746

Cash and Cash Equivalents

The carrying amount of cash and cash equivalents approximates their fair value.

Securities Available for Sale

The fair values of securities were based upon quoted market prices for similar securities.

Equity Securities

The fair values of equity securities were based upon quoted market prices for similar securities.

Loans Held for Sale

The fair values of loans held for sale were based upon quoted market prices for loans with similar interest rates and terms to maturity.

Loans Receivable

The fair value of the loan portfolio, with the exception of the adjustable rate portfolio, was calculated by discounting the scheduled cash flows through the estimated maturity using anticipated prepayment speeds and using discount rates that reflect the credit and interest rate risk inherent in each loan portfolio. The fair value of the adjustable loan portfolio was estimated by grouping the loans with similar characteristics and comparing the characteristics of each group to the prices quoted for similar types of loans in the secondary market. The fair value disclosures for both the fixed and adjustable rate portfolios were adjusted to reflect the exit price amount anticipated to be received from the sale of the portfolio in an open market transaction.

FHLB Stock

The carrying amount of FHLB stock approximates its fair value.

Accrued Interest Receivable

The carrying amount of accrued interest receivable approximates its fair value since it is short-term in nature and does not present unanticipated credit concerns.

Deposits

The fair value of demand deposits, savings accounts and certain money market account deposits is the amount payable on demand at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities. The fair value disclosures for all of the deposits were adjusted to reflect the exit price amount anticipated to be received from the sale of the deposits in an open market transaction.

Accrued Interest Payable

The carrying amount of accrued interest payable approximates its fair value since it is short-term in nature.

Commitments to Extend Credit

The fair values of commitments to extend credit are estimated using the fees normally charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter parties.

Commitments to Sell Loans

The fair values of commitments to sell loans are estimated using the quoted market prices for loans with similar interest rates and terms to maturity.